Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total	Temporary Equity [Member] Convertible Preferred Stock [Member]
Balance at Dec. 31, 2023		$ 3	$ 1	$ 103,292	$ 76	$ (117,053)	$ (13,681)
Balance, shares at Dec. 31, 2023		22,459,576	2,923,915
Stock based compensation related to options granted to employees and non-employees				961			961
Exercise of options and vesting of early exercise
Exercise of options and vesting of early exercise, shares			39,780
Issuance of Series B preferred stock				3,000			3,000
Issuance of Series B preferred stock, shares		2,050,896
Issuance of Series CF preferred stock				4,256			4,256
Issuance of Series CF preferred stock, shares		2,049,794
Foreign currency translation adjustments, net of tax					(32)		(32)
Net income (loss)						(11,017)	(11,017)
Balance at Dec. 31, 2024		$ 3	$ 1	111,509	44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024		26,560,266	2,963,695
Stock based compensation related to options granted to employees and non-employees				82			82
Exercise of options and vesting of early exercise
Exercise of options and vesting of early exercise, shares			609
Issuance of Series CF preferred stock				2,476			2,476
Issuance of Series CF preferred stock, shares		1,033,601
Foreign currency translation adjustments, net of tax					(17)		(17)
Net income (loss)						(2,162)	(2,162)
Balance at Mar. 31, 2025		$ 3	$ 1	114,067	27	(130,232)	(16,134)
Balance, shares at Mar. 31, 2025		27,593,867	2,964,304
Balance at Dec. 31, 2024		$ 3	$ 1	111,509	44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024		26,560,266	2,963,695
Stock based compensation related to options granted to employees and non-employees				615			615
Exercise of options and vesting of early exercise
Exercise of options and vesting of early exercise, shares			891
Issuance of Series CF preferred stock				2,753			2,753
Issuance of Series CF preferred stock, shares		1,318,671
Foreign currency translation adjustments, net of tax					(114)		(114)
Net income (loss)						(10,549)	(10,549)
Issuance of common shares for service				533			533
Issuance of common shares for service, shares			229,650
Issuance of Series C convertible preferred stock- net of issuance costs								$ 2,746
Issuance of Series C convertible preferred stock- net of issuance costs, shares								329,671
Issuance of Series D convertible preferred stock- net of issuance costs								$ 1,815
Issuance of Series D convertible preferred stock- net of issuance costs, shares								225,276
Issuance of Series F preferred stock
Issuance of Series F preferred stock, shares		10,000	(3,334)
Issuance of Series CF-2 Preferred Stock				762			762
Issuance of Series CF-2 Preferred Stock, shares		212,033
Issuance of Series E Preferred Stock								$ 6,828
Issuance of Series E Preferred Stock, shares								682,770
Conversion of B-2 Preferred Stock into Common Stock		$ (1)					(1)
Conversion of B-2 Preferred Stock into Common Stock, shares		(7,025,651)	7,025,651
Conversion of CF-1 and CF2 Preferred Stock into Common Stock non-voting
Issuance of Series CF-1 preferred stock, shares		(3,580,499)	3,580,499
Common Stock Dividend				384		(384)
Common Stock Dividend, shares			99,348
Cash Dividend						(149)	(149)
Balance at Dec. 31, 2025		$ 2	$ 1	116,556	(70)	(139,152)	(22,663)	$ 11,389
Balance, shares at Dec. 31, 2025		17,494,820	13,896,400					1,237,717
Stock based compensation related to options granted to employees and non-employees				203			203
Exercise of options and vesting of early exercise	[1]
Exercise of options and vesting of early exercise, shares			96
Foreign currency translation adjustments, net of tax					(27)		(27)
Net income (loss)						(6,703)	(6,703)
Issuance of common shares for service				2,035			2,035
Issuance of common shares for service, shares			161,963
Issuance of Series D convertible preferred stock- net of issuance costs								$ 2,679
Issuance of Series D convertible preferred stock- net of issuance costs, shares								324,175
Conversion of B-2 Preferred Stock into Common Stock
Conversion of B-2 Preferred Stock into Common Stock, shares		(607,775)	607,775
Common Stock Dividend				85		(85)
Common Stock Dividend, shares			22,109
Cash Dividend						(136)	(136)
Issuance of common shares related to direct listing
Issuance of common shares related to direct listing, shares			418,219
Exercise of Common Warrants to Common Stock				20			20
Exercise of Common Warrants to Common Stock, shares			4,479
Conversion of Series E Preferred Stock into Common Stock			$ 1	6,828			6,829	$ (6,828)
Conversion of Series E Preferred Stock into Common Stock, shares			1,477,857					(682,770)
Exercise of Series D Common Warrants into Common Stock - net of issuance costs				93			93
Exercise of Series D Common Warrants into Common Stock - net of issuance costs, shares			8,098
Conversion of Series D Convertible Preferred Stock into Common Stock				196			196	$ (196)
Conversion of Series D Convertible Preferred Stock into Common Stock, shares			19,433					(24,000)
Exercise of Series C Common Warrants into Common Stock - net of issuance costs				3,121			3,121
Exercise of Series C Common Warrants into Common Stock - net of issuance costs, shares			1,033,335
Conversion of Series C Convertible Preferred Stock into Common Stock				2,309			2,309	$ (2,309)
Conversion of Series C Convertible Preferred Stock into Common Stock, shares			1,367,742					(277,171)
Conversion of B-3 Preferred Stock into Common Stock
Conversion of B-3 Preferred Stock into Common Stock, shares		(2,057,103)	2,057,102
Direct Listing Costs				(250)			(250)
Balance at Mar. 31, 2026		$ 2	$ 2	$ 131,196	$ (97)	$ (146,076)	$ (14,973)	$ 4,735
Balance, shares at Mar. 31, 2026		14,829,942	21,074,608					577,951

[1]	)Represents less than $1